Stockholders’ Equity and Regulatory Capital (Details) - Schedule of Company’s and Banks’ Regulatory Capital $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Kentucky First Federal Bancorp [Member]
Schedule of Company’s and Banks’ Regulatory Capital [Line Items]
Actual Amount	$ 50,190	$ 48,333
Actual Ratio	0.15	0.133
For Capital Adequacy Purposes Amount	$ 30,075	$ 32,667
For Capital Adequacy Purposes Ratio	0.09	0.09
First Federal Savings and Loan Association of Hazard [Member]
Schedule of Company’s and Banks’ Regulatory Capital [Line Items]
Actual Amount	$ 18,220	$ 18,191
Actual Ratio	0.204	0.204
For Capital Adequacy Purposes Amount	$ 8,034	$ 8,009
For Capital Adequacy Purposes Ratio	0.09	0.09
First Federal Savings Bank of Kentucky [Member]
Schedule of Company’s and Banks’ Regulatory Capital [Line Items]
Actual Amount	$ 29,880	$ 29,063
Actual Ratio	0.117	0.102
For Capital Adequacy Purposes Amount	$ 23,050	$ 25,629
For Capital Adequacy Purposes Ratio	0.09	0.09